UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07641
                                                     ---------

                      Advantage Advisers Augusta Fund, LLC
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kenneth S. Gerstein
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
                  ---------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                      Date of fiscal year end: December 31
                                               -------------

             Date of reporting period: July 1, 2006 - June 30, 2007
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007


                               VOTE SUMMARY REPORT
                           Jul 01, 2006 - Jun 30, 2007

AA AUGUSTA FUND, LLC

Mtg               Company/                                                  Mgmt        Vote          Record                  Shares
Date/Type         Ballot Issues                        Security             Rec         Cast          Date       Prpnent       Voted
------------------------------------------------------------------------------------------------------------------------------------
05/15/07 - A      ALLIED CAPITAL CORPORATION           01903Q108                                      02/23/07                62,275
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Ratify Auditors                                    For         For                      Mgmt
                  3      Increase Authorized Common Stock                   For         For                      Mgmt
                  4      Amend Stock Option Plan                            For         Against                  Mgmt


11/09/06 - A      AVNET, INC. *AVT*                    053807103                                      09/12/06                90,900
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Approve Omnibus Stock Plan                         For         For                      Mgmt
                  3      Ratify Auditors                                    For         For                      Mgmt
                  4      Separate Chairman and CEO Positions                Against     Against                  ShrHoldr


11/17/06 - A      BEBE STORES, INC. *BEBE*             075571109                                      10/10/06                15,200
                  1      Elect Directors                                    For         Split                    Mgmt
                  1.1    Elect Director Manny Mashouf --- Withhold
                  1.2    Elect Director Neda Mashouf --- Withhold
                  1.3    Elect Director Barbara Bass --- For
                  1.4    Elect Director Cynthia Cohen --- For
                  1.5    Elect Director Corrado Federico --- Withhold
                  1.6    Elect Director Caden Wang --- For
                  1.7    Elect Director Gregory Scott --- Withhold
                  2      Amend Omnibus Stock Plan                           For         Against                  Mgmt
                  3      Ratify Auditors                                    For         For                      Mgmt


05/02/07 - A      BROADCOM CORP. *BRCM*                111320107                                      03/06/07                 8,525
                  1      Elect Directors                                    For         Split                    Mgmt
                  1.1    Elect Director George L. Farinsky --- For
                  1.2    Elect Director Maureen E. Grzelakowski --- Withhold
                  1.3    Elect Director Nancy H. Handel --- For
                  1.4    Elect Director John Major --- Withhold
                  1.5    Elect Director Scott A. McGregor --- For
                  1.6    Elect Director Alan E. Ross --- Withhold
                  1.7    Elect Director Henry Samueli, Ph.D. --- Withhold
                  1.8    Elect Director Robert E. Switz --- For
                  1.9    Elect Director Werner F. Wolfen --- Withhold
                  2      Amend Qualified Employee Stock Purchase Plan       For         Against                  Mgmt
                  3      Approve Executive Incentive Bonus Plan             For         For                      Mgmt
                  4      Amend Omnibus Stock Plan                           For         Against                  Mgmt
                  5      Ratify Auditors                                    For         For                      Mgmt
                  6      Compensation Specific-Adopt Policy                 Against     For                      ShrHoldr
                         Concerning Backdating Controversy


---------------------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                                         Page 1

                               VOTE SUMMARY REPORT
                           Jul 01, 2006 - Jun 30, 2007

AA AUGUSTA FUND, LLC


Mtg               Company/                                                  Mgmt        Vote          Record                  Shares
Date/Type         Ballot Issues                        Security             Rec         Cast          Date       Prpnent       Voted
------------------------------------------------------------------------------------------------------------------------------------
05/21/07 - A      CHEMED CORP. *CHE*                   16359R103                                     03/30/07                18,970
                  1      Elect Directors                                   For         For                      Mgmt
                  2      Ratify Auditors                                   For         For                      Mgmt


04/25/07 - A      CITY NATIONAL CORP. *CYN*            178566105                                     02/26/07                 4,925
                  1      Elect Directors                                   For         For                      Mgmt
                  2      Ratify Auditors                                   For         For                      Mgmt


11/02/06 - A      COACH, INC. *COH*                    189754104                                     09/14/06                14,450
                  1      Elect Directors                                   For         For                      Mgmt


04/26/07 - A      CROWN HOLDINGS, INC. *CCK*           228368106                                     03/13/07                20,675
                  1      Elect Directors                                   For         For                      Mgmt
                  2      Ratify Auditors                                   For         For                      Mgmt
                  3      Limit Executive Compensation                      Against     Against                  ShrHoldr


05/02/07 - A      EXPEDITORS INTERNATIONAL OF          302130109                                     03/09/07                37,636
                  WASHINGTON, INC. *EXPD*
                  1      Elect Directors                                   For         For                      Mgmt
                  2      Approve Stock Option Plan                         For         Against                  Mgmt
                  3      Amend Qualified Employee Stock Purchase Plan      For         For                      Mgmt
                  4      Ratify Auditors                                   For         For                      Mgmt
                  5      Amend EEO Policy to Reference                     Against     For                      ShrHoldr
                         Discrimination based on Sexual
                         Orientation


09/28/06 - A      FINISAR CORP. *FNSR*                 31787A101                                     08/18/06                63,075
                  1      Elect Directors                                   For         For                      Mgmt
                  2      Approve Reverse Stock Split                       For         For                      Mgmt
                  3      Ratify Auditors                                   For         For                      Mgmt


04/27/07 - A      GATX CORP. *GMT*                     361448103                                     03/02/07                15,900
                  1      Elect Directors                                   For         For                      Mgmt
                  2      Ratify Auditors                                   For         For                      Mgmt


01/26/07 - S      ILLUMINA, INC. *ILMN*                452327109                                     12/15/06                73,039
                  1      Issue Shares in Connection with an Acquisition    For         For                      Mgmt
                  2      Adjourn Meeting                                   For         For                      Mgmt


---------------------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                                         Page 2

                               VOTE SUMMARY REPORT
                           Jul 01, 2006 - Jun 30, 2007

AA AUGUSTA FUND, LLC


Mtg               Company/                                                  Mgmt        Vote          Record                  Shares
Date/Type         Ballot Issues                        Security             Rec         Cast          Date       Prpnent       Voted
------------------------------------------------------------------------------------------------------------------------------------
05/09/07 - A      INTERSIL CORPORATION *ISIL*          46069S109                                      03/16/07                61,225
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Ratify Auditors                                    For         For                      Mgmt


06/28/07 - A      LIFECELL CORP. *LIFC*                531927101                                      05/01/07                46,146
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Ratify Auditors                                    For         For                      Mgmt


05/07/07 - A      LINCARE HOLDINGS, INC. *LNCR*        532791100                                      03/30/07                54,850
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Approve Omnibus Stock Plan                         For         Against                  Mgmt
                  3      Adopt Board Diversity Policies                     Against     For                      ShrHoldr


05/07/07 - A      LKQ CORP. *LKQX*                     501889208                                      03/20/07               139,125
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Ratify Auditors                                    For         For                      Mgmt


05/10/07 - A      MGIC INVESTMENT CORP. *MTG*          552848103                                      03/09/07                51,175
                  1      Approve Merger Agreement                           For         For                      Mgmt
                  2      Elect Directors                                    For         For                      Mgmt
                  3      Ratify Auditors                                    For         For                      Mgmt
                  4      Adjourn Meeting                                    For         For                      Mgmt


10/06/06 - A      NATIONAL SEMICONDUCTOR CORP. *NSM*   637640SMH                                      08/18/06               103,050
                  1      Elect Director Brian L. Halla                      For         For                      Mgmt
                  2      Elect Director Steven R. Appleton                  For         For                      Mgmt
                  3      Elect Director Gary P. Arnold                      For         For                      Mgmt
                  4      Elect Director Richard J. Danzig                   For         For                      Mgmt
                  5      Elect Director John T. Dickson                     For         For                      Mgmt
                  6      Elect Director Robert J. Frankenberg               For         For                      Mgmt
                  7      Elect Director E. Floyd Kvamme                     For         For                      Mgmt
                  8      Elect Director Modesto A. Maidique                 For         For                      Mgmt
                  9      Elect Director Edward McCracken                    For         For                      Mgmt
                  10     Ratify Auditors                                    For         For                      Mgmt


---------------------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                                         Page 3

                               VOTE SUMMARY REPORT
                           Jul 01, 2006 - Jun 30, 2007

AA AUGUSTA FUND, LLC


Mtg               Company/                                                  Mgmt        Vote          Record                  Shares
Date/Type         Ballot Issues                        Security             Rec         Cast          Date       Prpnent       Voted
------------------------------------------------------------------------------------------------------------------------------------
06/15/07 - A      ORIENT EXPRESS HOTELS, INC. *OEH*    G67743107                                      05/04/07                48,651
                         MEETING FOR HOLDERS OF ADRS
                  1      Elect Directors                                    For         Split                    Mgmt
                  1.1    Elect Director John D. Campbell --- Withhold
                  1.2    Elect Director James B. Hurlock --- For
                  1.3    Elect Director Prudence M. Leith --- Withhold
                  1.4    Elect Director J. Robert Lovejoy --- For
                  1.5    Elect Director Georg R. Rafael --- For
                  1.6    Elect Director James B. Sherwood --- For
                  2      Ratify Auditors                                    For         For                      Mgmt
                  3      APPROVAL OF AMENDMENTS TO THE COMPANY S            For         For                      Mgmt
                         2004 STOCK OPTION PLAN
                  4      APPROVAL OF THE COMPANY S 2007                     For         For                      Mgmt
                         PERFORMANCE SHARE PLAN
                  5      APPROVAL OF AMENDMENTS TO THE COMPANY S            For         For                      Mgmt
                         MEMORANDUM OF ASSOCIATION CONFERRING
                         UNRESTRICTED COMPANY S OBJECTS AND POWERS
                  6      CONFIRMATION OF AMENDMENTS TO THE                  For         For                      Mgmt
                         COMPANY S BYLAWS TO DELETE ALL
                         REFERENCES IN THE BYE-LAWS TO SEA
                         CONTAINERS LTD
                  7      CONFIRMATION OF AMENDMENTS TO THE                  For         For                      Mgmt
                         COMPANY S BYLAWS TO PERMIT ELECTRONIC
                         DELIVERY OF SHAREHOLDER COMMUNICATIONS
                  8      CONFIRMATION OF AMENDMENTS TO THE                  For         For                      Mgmt
                         COMPANY S BYLAWS NOT TO REQUIRE TWO
                         OFFICERS ALSO SERVE AS DIRECTORS
                  9      CONFIRMATION OF AMENDMENTS TO THE                  For         For                      Mgmt
                         COMPANY S BYLAWS TO ALLOW EXECUTION OF
                         DOCUMENTS WITHOUT THE COMPANY S SEAL


05/09/07 - A      OWENS-ILLINOIS, INC. *OI*            690768403                                      03/12/07               105,675
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Ratify Auditors                                    For         For                      Mgmt


09/18/06 - A      PATTERSON COS INC. *PDCO*            703395103                                      07/21/06                49,625
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Amend Qualified Employee Stock Purchase Plan       For         For                      Mgmt
                  3      Ratify Auditors                                    For         For                      Mgmt


---------------------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                                         Page 4

                               VOTE SUMMARY REPORT
                           Jul 01, 2006 - Jun 30, 2007

AA AUGUSTA FUND, LLC


Mtg               Company/                                                  Mgmt        Vote          Record                  Shares
Date/Type         Ballot Issues                        Security             Rec         Cast          Date       Prpnent       Voted
------------------------------------------------------------------------------------------------------------------------------------
05/16/07 - A      PHARMACEUTICAL PRODUCT DEVELOPMENT,  717124101                                      03/21/07               102,991
                  INC. *PPDI*
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Other Business                                     For         Against                  Mgmt


05/04/07 - A      RADIATION THERAPY SERVICES INC       750323206                                      03/09/07                90,872
                  *RTSX*
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Ratify Auditors                                    For         For                      Mgmt


05/18/07 - A      SEALED AIR CORPORATION *SEE*         81211K100                                      03/27/07               133,350
                  1      Elect Director Hank Brown                          For         For                      Mgmt
                  2      Elect Director Michael Chu                         For         For                      Mgmt
                  3      Elect Director Lawrence R. Codey                   For         For                      Mgmt
                  4      Elect Director T. J. Dermot Dunphy                 For         For                      Mgmt
                  5      Elect Director Charles F. Farrell, Jr.             For         For                      Mgmt
                  6      Elect Director William V. Hickey                   For         For                      Mgmt
                  7      Elect Director Jacqueline B. Kosecoff              For         For                      Mgmt
                  8      Elect Director Kenneth P. Manning                  For         For                      Mgmt
                  9      Elect Director William J. Marino                   For         For                      Mgmt
                  10     Ratify Auditors                                    For         For                      Mgmt


05/09/07 - A      SMURFIT - STONE CONTAINER CORP.      832727101                                      03/12/07                60,679
                  *SSCC*
                  1      Elect Directors                                    For         Split                    Mgmt
                  1.1    Elect Director James R. Boris --- For
                  1.2    Elect Director Connie K. Duckworth --- For
                  1.3    Elect Director Alan E. Goldberg --- Withhold
                  1.4    Elect Director William T. Lynch, Jr. --- For
                  1.5    Elect Director Patrick J. Moore --- For
                  1.6    Elect Director James J. O'Connor --- For
                  1.7    Elect Director Jerry K. Pearlman --- For
                  1.8    Elect Director Thomas A. Reynolds, III --- For
                  1.9    Elect Director Eugene C. Sit --- For
                  1.10   Elect Director William D. Smithburg --- For
                  2      Ratify Auditors                                    For         For                      Mgmt


06/13/07 - A      STEINER LEISURE LTD. *STNR*          P8744Y102                                      04/20/07                53,544
                         MEETING FOR HOLDERS OF ADRS
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Ratify Auditors                                    For         For                      Mgmt


---------------------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                                         Page 5

                               VOTE SUMMARY REPORT
                           Jul 01, 2006 - Jun 30, 2007

AA AUGUSTA FUND, LLC


Mtg               Company/                                                  Mgmt        Vote          Record                  Shares
Date/Type         Ballot Issues                        Security             Rec         Cast          Date       Prpnent       Voted
------------------------------------------------------------------------------------------------------------------------------------
04/26/07 - A      SVB FINANCIAL GROUP *SIVB*           78486Q101                                      02/28/07                83,050
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Ratify Auditors                                    For         For                      Mgmt


05/22/07 - A      THE CHEESECAKE FACTORY, INC. *CAKE*  163072101                                      03/30/07                36,380
                  1      Elect Directors                                    For         Split                    Mgmt
                  1.1    Elect Director Thomas L. Gregory --- Withhold
                  1.2    Elect Director David R. Klock --- For
                  2      Ratify Auditors                                    For         Against                  Mgmt


05/23/07 - A      THE KNOT, INC. *KNOT*                499184109                                      04/02/07                56,909
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Ratify Auditors                                    For         For                      Mgmt


05/22/07 - A      THE WET SEAL, INC. *WTSLA*           961840105                                      04/16/07                67,375
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Ratify Auditors                                    For         For                      Mgmt


03/14/07 - A      TOLL BROTHERS, INC. *TOL*            889478103                                      01/16/07                74,475
                  1      Elect Directors                                    For         Split                    Mgmt
                  1.1    Elect Director Zvi Barzilay --- For
                  1.2    Elect Director Edward G. Boehne --- For
                  1.3    Elect Director Richard J. Braemer --- For
                  1.4    Elect Director Carl B. Marbach --- Withhold
                  2      Approve Stock Option Plan                          For         Against                  Mgmt
                  3      Approve Non-Employee Director Stock Option Plan    For         Against                  Mgmt
                  4      Ratify Auditors                                    For         For                      Mgmt


---------------------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                                         Page 6

                               VOTE SUMMARY REPORT
                           Jul 01, 2006 - Jun 30, 2007

AA AUGUSTA FUND, LLC


Mtg               Company/                                                  Mgmt        Vote          Record                  Shares
Date/Type         Ballot Issues                        Security             Rec         Cast          Date       Prpnent       Voted
------------------------------------------------------------------------------------------------------------------------------------
05/16/07 - A      WILLIAMS-SONOMA, INC. *WSM*          969904101                                      03/19/07                76,600
                  1      Elect Directors                                    For         Split                    Mgmt
                  1.1    Elect Director W. Howard Lester --- For
                  1.2    Elect Director Adrian D.P. Bellamy --- Withhold
                  1.3    Elect Director Patrick J. Connolly --- For
                  1.4    Elect Director Adrian T. Dillon --- For
                  1.5    Elect Director Anthony A. Greener --- For
                  1.6    Elect Director Michael R. Lynch --- For
                  1.7    Elect Director Richard T. Robertson --- For
                  1.8    Elect Director David B. Zenoff --- For
                  2      Ratify Auditors                                    For         For                      Mgmt


05/18/07 - A      WRIGHT EXPRESS CORP *WXS*            98233Q105                                      03/20/07                37,250
                  1      Elect Directors                                    For         For                      Mgmt
                  2      Ratify Auditors                                    For         For                      Mgmt



---------------------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                                         Page 7

                                                    VOTE SUMMARY REPORT
                                                Jul 01, 2006 - Jun 30, 2007

AA AUGUSTA FUND, LLC MORGAN STANLEY SEGREGATED ACCOUNT


Mtg               Company/                                                  Mgmt        Vote          Record                  Shares
Date/Type         Ballot Issues                        Security             Rec         Cast          Date       Prpnent       Voted
------------------------------------------------------------------------------------------------------------------------------------
08/25/06 - A      AMERCO *UHAL*                        023586100                                      06/26/06                42,752
                  1     Elect Directors                                     For         For                      Mgmt


11/17/06 - A      BEBE STORES, INC. *BEBE*             075571109                                      10/10/06                50,000
                  1     Elect Directors                                     For         Split                    Mgmt
                  1.1   Elect Director Manny Mashouf --- Withhold
                  1.2   Elect Director Neda Mashouf --- Withhold
                  1.3   Elect Director Barbara Bass --- For
                  1.4   Elect Director Cynthia Cohen --- For
                  1.5   Elect Director Corrado Federico --- Withhold
                  1.6   Elect Director Caden Wang --- For
                  1.7   Elect Director Gregory Scott --- Withhold
                  2     Amend Omnibus Stock Plan                            For         Against                  Mgmt
                  3     Ratify Auditors                                     For         For                      Mgmt


05/02/07 - A      BROADCOM CORP. *BRCM*                111320107                                      03/06/07                49,850
                  1     Elect Directors                                     For         Split                    Mgmt
                  1.1   Elect Director George L. Farinsky --- For
                  1.2   Elect Director Maureen E. Grzelakowski --- Withhold
                  1.3   Elect Director Nancy H. Handel --- For
                  1.4   Elect Director John Major --- Withhold
                  1.5   Elect Director Scott A. McGregor --- For
                  1.6   Elect Director Alan E. Ross --- Withhold
                  1.7   Elect Director Henry Samueli, Ph.D. --- Withhold
                  1.8   Elect Director Robert E. Switz --- For
                  1.9   Elect Director Werner F. Wolfen --- Withhold
                  2     Amend Qualified Employee Stock Purchase Plan        For         Against                  Mgmt
                  3     Approve Executive Incentive Bonus Plan              For         For                      Mgmt
                  4     Amend Omnibus Stock Plan                            For         Against                  Mgmt
                  5     Ratify Auditors                                     For         For                      Mgmt
                  6     Compensation Specific-Adopt Policy                  Against     For                      ShrHoldr
                        Concerning Backdating Controversy


05/21/07 - A      CHEMED CORP. *CHE*                   16359R103                                      03/30/07                64,025
                  1     Elect Directors                                     For         For                      Mgmt
                  2     Ratify Auditors                                     For         For                      Mgmt


---------------------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                                         Page 1

                                                    VOTE SUMMARY REPORT
                                                Jul 01, 2006 - Jun 30, 2007

AA AUGUSTA FUND, LLC MORGAN STANLEY SEGREGATED ACCOUNT


Mtg               Company/                                                  Mgmt        Vote          Record                  Shares
Date/Type         Ballot Issues                        Security             Rec         Cast          Date       Prpnent       Voted
------------------------------------------------------------------------------------------------------------------------------------
11/02/06 - A      COACH, INC. *COH*                    189754104                                      09/14/06                44,900
                  1     Elect Directors                                     For         For                      Mgmt


04/26/07 - A      CROWN HOLDINGS, INC. *CCK*           228368106                                      03/13/07               136,300
                  1     Elect Directors                                     For         For                      Mgmt
                  2     Ratify Auditors                                     For         For                      Mgmt
                  3     Limit Executive Compensation                        Against     Against                  ShrHoldr


04/27/07 - A      GATX CORP. *GMT*                     361448103                                      03/02/07                 2,350
                  1     Elect Directors                                     For         For                      Mgmt
                  2     Ratify Auditors                                     For         For                      Mgmt


06/07/07 - A      ILLUMINA, INC. *ILMN*                452327109                                      04/10/07                68,189
                  1     Elect Directors                                     For         For                      Mgmt
                  2     Ratify Auditors                                     For         For                      Mgmt
                  3     Amend Omnibus Stock Plan                            For         Against                  Mgmt


06/15/07 - A      ORIENT EXPRESS HOTELS, INC. *OEH*    G67743107                                      05/04/07                27,050
                        Meeting for Holders of ADRs
                  1     Elect Directors                                     For         Split                    Mgmt
                  1.1   Elect Director John D. Campbell --- Withhold
                  1.2   Elect Director James B. Hurlock --- For
                  1.3   Elect Director Prudence M. Leith --- Withhold
                  1.4   Elect Director J. Robert Lovejoy --- For
                  1.5   Elect Director Georg R. Rafael --- For
                  1.6   Elect Director James B. Sherwood --- For
                  2     Ratify Auditors                                     For         For                      Mgmt
                  3     APPROVAL OF AMENDMENTS TO THE COMPANY S             For         For                      Mgmt
                        2004 STOCK OPTION PLAN
                  4     APPROVAL OF THE COMPANY S 2007                      For         For                      Mgmt
                        PERFORMANCE SHARE PLAN
                  5     APPROVAL OF AMENDMENTS TO THE COMPANY S             For         For                      Mgmt
                        MEMORANDUM OF ASSOCIATION CONFERRING
                        UNRESTRICTED COMPANY S OBJECTS AND POWERS
                  6     CONFIRMATION OF AMENDMENTS TO THE COMPANY           For         For                      Mgmt
                        S BYLAWS TO DELETE ALL REFERENCES IN THE
                        BYE-LAWS TO SEA CONTAINERS LTD
                  7     CONFIRMATION OF AMENDMENTS TO THE COMPANY           For         For                      Mgmt
                        S BYLAWS TO PERMIT ELECTRONIC DELIVERY OF
                        SHAREHOLDER COMMUNICATIONS
                  8     CONFIRMATION OF AMENDMENTS TO THE COMPANY           For         For                      Mgmt
                        S BYLAWS NOT TO REQUIRE TWO OFFICERS ALSO
                        SERVE AS DIRECTORS
                  9     CONFIRMATION OF AMENDMENTS TO THE COMPANY           For         For                      Mgmt
                        S BYLAWS TO ALLOW EXECUTION OF DOCUMENTS
                        WITHOUT THE COMPANY S SEAL


---------------------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                                         Page 2

                                                    VOTE SUMMARY REPORT
                                                Jul 01, 2006 - Jun 30, 2007

AA AUGUSTA FUND, LLC MORGAN STANLEY SEGREGATED ACCOUNT


Mtg               Company/                                                  Mgmt        Vote          Record                  Shares
Date/Type         Ballot Issues                        Security             Rec         Cast          Date       Prpnent       Voted
------------------------------------------------------------------------------------------------------------------------------------
11/15/06 - A      PALL CORP. *PLL*                     696429307                                      09/26/06                90,100
                  1     Elect Directors                                     For         For                      Mgmt
                  2     Declassify the Board of Directors                   For         For                      ShrHoldr
                  3     Ratify Auditors                                     For         For                      Mgmt


05/04/07 - A      RADIATION THERAPY SERVICES INC       750323206                                      03/09/07                 6,075
                  *RTSX*
                  1     Elect Directors                                     For         For                      Mgmt
                  2     Ratify Auditors                                     For         For                      Mgmt


04/26/07 - A      SVB FINANCIAL GROUP *SIVB*           78486Q101                                      02/28/07                 8,000
                  1     Elect Directors                                     For         For                      Mgmt
                  2     Ratify Auditors                                     For         For                      Mgmt


05/16/07 - A      WILLIAMS-SONOMA, INC. *WSM*          969904101                                      03/19/07                 9,925
                  1     Elect Directors                                     For         Split                    Mgmt
                  1.1   Elect Director W. Howard Lester --- For
                  1.2   Elect Director Adrian D.P. Bellamy ---
                        Withhold
                  1.3   Elect Director Patrick J. Connolly --- For
                  1.4   Elect Director Adrian T. Dillon --- For
                  1.5   Elect Director Anthony A. Greener --- For
                  1.6   Elect Director Michael R. Lynch --- For
                  1.7   Elect Director Richard T. Robertson ---
                        For
                  1.8   Elect Director David B. Zenoff --- For
                  2     Ratify Auditors                                     For         For                      Mgmt


---------------------------------------------------------------------------------------------
Mgmt Rec - Company Management Recommended Vote                                         Page 3

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                 Advantage Advisers Augusta Fund, LLC
          ----------------------------------------------------------------------

By (Signature and Title)*  /s/Bryan McKigney
                         -------------------------------------------------------
                                    Bryan McKigney, Principal Executive Officer
                                    (Principal Executive Officer)

Date              August 29, 2007
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.